INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net consisted of the following:

	As of December 31,
	2023	2024
Finished goods	$142,183	$21,729
Work in progress	191,569	127,614
Raw materials	183,149	245,315
Less: inventory write down	(153,938)	(103,629)
Total	$362,963	$291,029